Line of Credit	12 Months Ended
Mar. 31, 2024
Line of Credit [Abstract]
Line of Credit [Text Block]

12. Line of Credit

The Company's primary bank account denominated in US dollars is linked to its Line of Credit such that funds deposited to the bank account reduce the outstanding balance on the Line of Credit. As at March 31, 2024 the Company's Line of Credit had a credit limit of up to $8,000,000 (2023 - $8,000,000). The Line of Credit bears interest at the bank's US Base Rate (March 31, 2024 - 9.0%, March 31, 2023 - 8.0%) plus a margin of 2.0% (2023 - 1.5%).

The Line of Credit is secured by a general floating charge on the Company's assets and the assets of one of its subsidiaries, and one of the Company's subsidiaries has provided a corporate guarantee. Two directors of the Company have provided personal guarantees for a total of $5,020,000. The Line of Credit contains customary business covenants such as maintenance of security, maintenance of corporate existence, and other covenants typical for a corporate operating line of credit, and the Line of Credit has one financial covenant, to maintain a current ratio, defined as current assets over current liabilities, of greater than 1.2:1, for which the Company is in compliance as at March 31, 2024 and March 31, 2023. In addition, the availability of the credit limit over $5,000,000 is subject to margin requirements of a percentage of finished goods inventory and accounts receivable. As of March 31, 2024, the Company had a drawn balance of $7,463,206 (2023 - $6,612,232) on the Line of Credit.